Organization and Business Operations	12 Months Ended
Jun. 30, 2014
Organization and Business Operations [Abstract]
ORGANIZATION AND BUSINESS OPERATIONS

1.    ORGANIZATION AND BUSINESS OPERATIONS

Blackrock Oil Corporation (“the Company”) was incorporated under the laws of the Province of Ontario, Canada on September 3, 2009. The Company intends to commence business operations by engaging in exploration, development and acquisition of light oil in Western Canada. The Company has not generated any revenue in 2014 and only generated $164,975 in revenue since inception. Consequently its operations are subject to all risks inherent in the establishment of a new business enterprise.